Stockholders' equity - Shares in treasury (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stockholders' equity
Assignment and transfer of shares	$ 14	$ 22
Treasury stocks
Stockholders' equity
Number of treasury shares re-issued as compensation	1,628,485	2,024,059
Assignment and transfer of shares	$ 14	$ 22